Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST III
Entity Central Index Key	0001065698
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000021902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of 3.30%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's overweight allocation to the UK benefited relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The combination of security selection and an underweight allocation to both Japan and Hong Kong also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	3.30%	1.08%	4.76%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.58%	2.76%	3.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 169,984,982
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,483,726	[1]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	169,984,982	Total Management Fee ($)#:	1,483,726
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.4%
Purchased Options	0.1%
Top ten holdings
Prologis, Inc., REIT	8.1%
Equinix, Inc., REIT	5.4%
Goodman Group, REIT	4.1%
Digital Realty Trust, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Simon Property Group, Inc., REIT	3.7%
Extra Space Storage, Inc., REIT	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Scentre Group Ltd., REIT	2.4%
Healthcare Realty Trust, Inc., REIT	2.4%
Issuer country weightings
United States	63.4%
Japan	11.7%
Australia	10.8%
United Kingdom	5.7%
France	2.3%
Germany	2.1%
Hong Kong	1.7%
Belgium	1.6%
Singapore	0.7%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.1%
Equinix, Inc., REIT	5.4%
Goodman Group, REIT	4.1%
Digital Realty Trust, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Simon Property Group, Inc., REIT	3.7%
Extra Space Storage, Inc., REIT	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Scentre Group Ltd., REIT	2.4%
Healthcare Realty Trust, Inc., REIT	2.4%

C000021901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of 3.53%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's overweight allocation to the UK benefited relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The combination of security selection and an underweight allocation to both Japan and Hong Kong also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.53%	1.32%	5.01%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.58%	2.76%	3.25%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 169,984,982
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,483,726	[2]
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	169,984,982	Total Management Fee ($)#:	1,483,726
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.4%
Purchased Options	0.1%
Top ten holdings
Prologis, Inc., REIT	8.1%
Equinix, Inc., REIT	5.4%
Goodman Group, REIT	4.1%
Digital Realty Trust, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Simon Property Group, Inc., REIT	3.7%
Extra Space Storage, Inc., REIT	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Scentre Group Ltd., REIT	2.4%
Healthcare Realty Trust, Inc., REIT	2.4%
Issuer country weightings
United States	63.4%
Japan	11.7%
Australia	10.8%
United Kingdom	5.7%
France	2.3%
Germany	2.1%
Hong Kong	1.7%
Belgium	1.6%
Singapore	0.7%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.1%
Equinix, Inc., REIT	5.4%
Goodman Group, REIT	4.1%
Digital Realty Trust, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Simon Property Group, Inc., REIT	3.7%
Extra Space Storage, Inc., REIT	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Scentre Group Ltd., REIT	2.4%
Healthcare Realty Trust, Inc., REIT	2.4%

C000021905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 5.76%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 12.81%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Stock selection within both the industrials and financials sectors aided relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within both the consumer discretionary and health care sectors weakened relative performance.
    Stock selection and an overweight position in the information technology sector further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.76%	6.92%	9.10%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Index ∆	12.81%	6.09%	9.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 78,121,402
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 299,155	[3]
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	78,121,402	Total Management Fee ($)#:	299,155
Total Number of Holdings:	195	Portfolio Turnover Rate (%):	72
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Health Care	18.5%
Financials	17.7%
Industrials	16.6%
Information Technology	15.1%
Consumer Discretionary	8.5%
Real Estate	5.4%
Energy	5.0%
Materials	5.0%
Utilities	3.4%
Communication Services	2.0%
Consumer Staples	1.5%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Popular, Inc.	1.6%
Portland General Electric Co.	1.6%
UMB Financial Corp.	1.5%
Banc of California, Inc.	1.4%
Texas Capital Bancshares, Inc.	1.4%
Flowserve Corp.	1.4%
Lincoln National Corp.	1.3%
Envista Holdings Corp.	1.3%
TriNet Group, Inc.	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Popular, Inc.	1.6%
Portland General Electric Co.	1.6%
UMB Financial Corp.	1.5%
Banc of California, Inc.	1.4%
Texas Capital Bancshares, Inc.	1.4%
Flowserve Corp.	1.4%
Lincoln National Corp.	1.3%
Envista Holdings Corp.	1.3%
TriNet Group, Inc.	1.3%

C000021906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 5.49%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 12.81%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Stock selection within both the industrials and financials sectors aided relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within both the consumer discretionary and health care sectors weakened relative performance.
    Stock selection and an overweight position in the information technology sector further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.49%	6.62%	8.82%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Index ∆	12.81%	6.09%	9.62%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 78,121,402
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 299,155	[4]
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	78,121,402	Total Management Fee ($)#:	299,155
Total Number of Holdings:	195	Portfolio Turnover Rate (%):	72
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Health Care	18.5%
Financials	17.7%
Industrials	16.6%
Information Technology	15.1%
Consumer Discretionary	8.5%
Real Estate	5.4%
Energy	5.0%
Materials	5.0%
Utilities	3.4%
Communication Services	2.0%
Consumer Staples	1.5%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Popular, Inc.	1.6%
Portland General Electric Co.	1.6%
UMB Financial Corp.	1.5%
Banc of California, Inc.	1.4%
Texas Capital Bancshares, Inc.	1.4%
Flowserve Corp.	1.4%
Lincoln National Corp.	1.3%
Envista Holdings Corp.	1.3%
TriNet Group, Inc.	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Popular, Inc.	1.6%
Portland General Electric Co.	1.6%
UMB Financial Corp.	1.5%
Banc of California, Inc.	1.4%
Texas Capital Bancshares, Inc.	1.4%
Flowserve Corp.	1.4%
Lincoln National Corp.	1.3%
Envista Holdings Corp.	1.3%
TriNet Group, Inc.	1.3%

C000052150 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 5.75%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 11.05%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    The combination of security selection and an underweight position in the real estate sector supported relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection within both the utilities and materials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.75%	9.90%	9.69%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Value Index ∆	11.05%	9.83%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 594,170,152
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 4,195,190	[5]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	594,170,152	Total Management Fee ($)#:	4,195,190
Total Number of Holdings:	150	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	19.4%
Financials	18.5%
Consumer Discretionary	9.1%
Health Care	8.9%
Information Technology	8.5%
Utilities	7.7%
Real Estate	7.4%
Energy	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	1.0%
Top ten holdings
Flex Ltd.	1.3%
Corning, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Agilent Technologies, Inc.	1.2%
Willis Towers Watson PLC	1.1%
PG&E Corp.	1.1%
Raymond James Financial, Inc.	1.1%
Targa Resources Corp.	1.1%
Northern Trust Corp.	1.1%
Assurant, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flex Ltd.	1.3%
Corning, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Agilent Technologies, Inc.	1.2%
Willis Towers Watson PLC	1.1%
PG&E Corp.	1.1%
Raymond James Financial, Inc.	1.1%
Targa Resources Corp.	1.1%
Northern Trust Corp.	1.1%
Assurant, Inc.	1.0%

C000052149 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 5.98%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 11.05%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    The combination of security selection and an underweight position in the real estate sector supported relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection within both the utilities and materials sectors further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.98%	10.18%	9.95%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Value Index ∆	11.05%	9.83%	9.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 594,170,152
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 4,195,190	[6]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	594,170,152	Total Management Fee ($)#:	4,195,190
Total Number of Holdings:	150	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	19.4%
Financials	18.5%
Consumer Discretionary	9.1%
Health Care	8.9%
Information Technology	8.5%
Utilities	7.7%
Real Estate	7.4%
Energy	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	1.0%
Top ten holdings
Flex Ltd.	1.3%
Corning, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Agilent Technologies, Inc.	1.2%
Willis Towers Watson PLC	1.1%
PG&E Corp.	1.1%
Raymond James Financial, Inc.	1.1%
Targa Resources Corp.	1.1%
Northern Trust Corp.	1.1%
Assurant, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flex Ltd.	1.3%
Corning, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Agilent Technologies, Inc.	1.2%
Willis Towers Watson PLC	1.1%
PG&E Corp.	1.1%
Raymond James Financial, Inc.	1.1%
Targa Resources Corp.	1.1%
Northern Trust Corp.	1.1%
Assurant, Inc.	1.0%

C000052151 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.83%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 5.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's longer duration stance helped relative returns. Bond selection within BBB-rated securities, particularly within the industrials sector, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    From a quality perspective, the fund's overweight exposure to AAA-rated securities weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.83%	2.56%	2.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	5.35%	1.97%	2.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 285,016,465
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,099,107	[7]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	285,016,465	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	320	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	1,099,107
Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit
quality
AAA	12.1%
AA	11.5%
A	17.8%
BBB	33.2%
U.S. Government	21.7%
Federal Agencies	1.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000052152 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.49%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 5.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's longer duration stance helped relative returns. Bond selection within BBB-rated securities, particularly within the industrials sector, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    From a quality perspective, the fund's overweight exposure to AAA-rated securities weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.49%	2.29%	2.44%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	5.35%	1.97%	2.09%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 285,016,465
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,099,107	[8]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	285,016,465	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	320	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	1,099,107
Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit
quality
AAA	12.1%
AA	11.5%
A	17.8%
BBB	33.2%
U.S. Government	21.7%
Federal Agencies	1.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$31	0.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 31	[9]
Expense Ratio, Percent	0.30%	[9]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 9.72%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 12.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	9.72%	2.83%	5.43%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
MFS Conservative Allocation Portfolio Blended Index ∆	12.50%	4.70%	6.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 226,917,579
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[10]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	226,917,579	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.5%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%

C000068440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$5	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[11]
Expense Ratio, Percent	0.05%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 10.00%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 12.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	10.00%	3.09%	5.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
MFS Conservative Allocation Portfolio Blended Index ∆	12.50%	4.70%	6.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 226,917,579
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[12]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	226,917,579	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.5%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%

C000068442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[13]
Expense Ratio, Percent	0.02%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 11.29%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 15.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.29%	4.82%	7.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Moderate Allocation Portfolio Blended Index ∆	15.20%	7.36%	8.52%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 842,796,494
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[14]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	842,796,494	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.5%
MFS Government Securities Portfolio	10.0%
MFS Value Series	9.0%
MFS Research International Portfolio	8.4%
MFS Growth Series	8.2%
MFS Research Series	7.2%
MFS Mid Cap Value Portfolio	7.0%
MFS Mid Cap Growth Series	6.9%
MFS High Yield Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.1%
MFS Limited Maturity Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%

C000068443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$28	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[15]
Expense Ratio, Percent	0.27%	[15]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 10.96%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 15.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	10.96%	4.55%	7.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Moderate Allocation Portfolio Blended Index ∆	15.20%	7.36%	8.52%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 842,796,494
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[16]
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	842,796,494	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.5%
MFS Government Securities Portfolio	10.0%
MFS Value Series	9.0%
MFS Research International Portfolio	8.4%
MFS Growth Series	8.2%
MFS Research Series	7.2%
MFS Mid Cap Value Portfolio	7.0%
MFS Mid Cap Growth Series	6.9%
MFS High Yield Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.1%
MFS Limited Maturity Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%

C000068445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$31	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 31	[17]
Expense Ratio, Percent	0.29%	[17]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 11.87%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 18.09%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    Within non-US equities, the fund's underweight exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.87%	5.93%	8.95%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Growth Allocation Portfolio Blended Index ∆	18.09%	9.73%	10.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 342,861,746
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[18]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,861,746	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Research International Portfolio	10.3%
MFS Growth Series	10.2%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	9.0%
MFS Mid Cap Growth Series	9.0%
MFS International Intrinsic Value Portfolio	5.2%
MFS International Growth Portfolio	5.1%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	4.5%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$4	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 4	[19]
Expense Ratio, Percent	0.04%	[19]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 12.18%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 18.09%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    Within non-US equities, the fund's underweight exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.18%	6.19%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Growth Allocation Portfolio Blended Index ∆	18.09%	9.73%	10.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 342,861,746
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0	[20]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,861,746	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Research International Portfolio	10.3%
MFS Growth Series	10.2%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	9.0%
MFS Mid Cap Growth Series	9.0%
MFS International Intrinsic Value Portfolio	5.2%
MFS International Growth Portfolio	5.1%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	4.5%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 3.08%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 12.59%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the industrials and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Security selection within the materials, health care, communication services, and consumer discretionary sectors held back relative returns.
    Security selection within the consumer staples, financials, and information technology sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.08%	8.48%	10.58%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Value Index ∆	12.59%	8.88%	9.27%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 44,253,475
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 398,398	[21]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	44,253,475	Total Management Fee ($)#:	398,398
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Financials	24.5%
Industrials	13.1%
Information Technology	9.5%
Health Care	9.0%
Consumer Discretionary	8.8%
Real Estate	8.1%
Materials	7.5%
Energy	6.8%
Utilities	6.6%
Consumer Staples	1.8%
Communication Services	1.4%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Popular, Inc.	1.3%
NCR Atleos Corp.	1.3%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.1%
Plains GP Holdings LP	1.1%
Portland General Electric Co.	1.1%
Cathay General Bancorp, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Popular, Inc.	1.3%
NCR Atleos Corp.	1.3%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.1%
Plains GP Holdings LP	1.1%
Portland General Electric Co.	1.1%
Cathay General Bancorp, Inc.	1.1%

C000068447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 2.88%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 12.59%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the industrials and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Security selection within the materials, health care, communication services, and consumer discretionary sectors held back relative returns.
    Security selection within the consumer staples, financials, and information technology sectors also weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	2.88%	8.22%	10.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Value Index ∆	12.59%	8.88%	9.27%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 44,253,475
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 398,398	[22]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	44,253,475	Total Management Fee ($)#:	398,398
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Financials	24.5%
Industrials	13.1%
Information Technology	9.5%
Health Care	9.0%
Consumer Discretionary	8.8%
Real Estate	8.1%
Materials	7.5%
Energy	6.8%
Utilities	6.6%
Consumer Staples	1.8%
Communication Services	1.4%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Popular, Inc.	1.3%
NCR Atleos Corp.	1.3%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.1%
Plains GP Holdings LP	1.1%
Portland General Electric Co.	1.1%
Cathay General Bancorp, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Popular, Inc.	1.3%
NCR Atleos Corp.	1.3%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.1%
Plains GP Holdings LP	1.1%
Portland General Electric Co.	1.1%
Cathay General Bancorp, Inc.	1.1%

C000068455 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-AdjustedBond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of 8.17%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of 8.80%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s overweight exposure to Italy benefited relative performance.
    The fund's shorter duration stance against the Canadian yield curve contributed to relative performance.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund’s overweight exposure to 5- and 7-year key interest rates weighed on relative performance. Additionally, an underweight allocation to the Swiss Franc further weakened relative returns.
    The fund's longer duration stance against both the US and UK yield curves held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	8.17%	(3.35)%	0.84%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
Bloomberg World Government Inflation-Linked Bond Index ∆	8.80%	(2.17)%	1.68%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3sc for more recent performance information.
Net Assets	$ 153,915,646
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 759,573	[23]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	153,915,646	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	759,573
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Issuer country weightings
United States	49.5%
United Kingdom	21.4%
Italy	11.2%
France	5.1%
Spain	3.7%
Japan	2.9%
Canada	2.0%
New Zealand	1.3%
Uruguay	0.8%
Other Countries	2.1%
Composition including fixed income credit
quality
AAA	4.8%
AA	26.5%
A	8.8%
BBB	12.0%
BB	0.9%
U.S. Government	43.5%
Federal Agencies	1.4%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000068454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of 8.63%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of 8.80%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s overweight exposure to Italy benefited relative performance.
    The fund's shorter duration stance against the Canadian yield curve contributed to relative performance.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund’s overweight exposure to 5- and 7-year key interest rates weighed on relative performance. Additionally, an underweight allocation to the Swiss Franc further weakened relative returns.
    The fund's longer duration stance against both the US and UK yield curves held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	8.63%	(3.09)%	1.10%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
Bloomberg World Government Inflation-Linked Bond Index ∆	8.80%	(2.17)%	1.68%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vit3ic for more recent performance information.
Net Assets	$ 153,915,646
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 759,573	[24]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	153,915,646	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	759,573
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Issuer country weightings
United States	49.5%
United Kingdom	21.4%
Italy	11.2%
France	5.1%
Spain	3.7%
Japan	2.9%
Canada	2.0%
New Zealand	1.3%
Uruguay	0.8%
Other Countries	2.1%
Composition including fixed income credit quality
AAA	4.8%
AA	26.5%
A	8.8%
BBB	12.0%
BB	0.9%
U.S. Government	43.5%
Federal Agencies	1.4%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[17]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[18]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[19]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[20]	The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.